Property, equipment and software, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, equipment and software, net
Depreciation and amortization expenses	¥ 5,564	¥ 8,830	¥ 3,516